Other Non-current Assets - Additional Information (Detail)	Dec. 31, 2019 EUR (€)
Miscellaneous non-current assets [abstract]
Contingent liabilities incurred in relation to interests in joint ventures	€ 0
Contingent liabilities incurred in relation to interests in associates	0
Capital commitments to joint ventures	€ 0